RESTRICTIONS ON CASH AND DIVIDENDS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Average Restriction on Cash and Due From Bank Accounts	$ 0.0	$ 84.1
Restricted Cash	38.0	$ 15.8
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Retained Earnings, Unappropriated	700.0
Amount Available for Dividend Distribution without Affecting Capital Adequacy Requirements	$ 198.0